Equity-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule Of Incentive Unit Activity

Units
Outstanding - January 1, 2022	3,084,650
Granted	-
Forfeited	(14,499)
Outstanding – August 15, 2022	3,070,151

Vested – August 15, 2022	3,070,151

Units
Outstanding - January 1, 2020	2,848,050
Granted	176,117
Forfeited/redeemed	(6,976)
Outstanding - December 31, 2020	3,017,191
Granted	214,642
Forfeited/redeemed	(147,183)
Outstanding - December 31, 2021	3,084,650

Vested - December 31, 2021	2,886,439

Schedule Of Non vested Incentive Units

	Units	Weighted Average Grant Date Fair Value
Nonvested - January 1, 2022	198,210	$10.25
Granted	-	-
Vested	(183,711)	10.25
Forfeited	(14,499)	-
Nonvested – August 15, 2022	-	$-

	Units	Weighted Average Grant Date Fair Value
Nonvested - January 1, 2020	244,964	3.49
Granted	176,117	4.08
Vested	(138,659)	3.37
Forfeited/redeemed	(6,976)	4.08
Nonvested - December 31, 2020	275,446	3.91
Granted	214,642	13.40
Vested	(144,695)	3.75
Forfeited/redeemed	(147,183)	9.36
Nonvested - December 31, 2021	198,210	$10.25

Schedule of RSUs

RSUs
Outstanding – August 15, 2022 (prior to the Mergers consummation)	-
Granted – Phantom Unit exchanges	970,389
Granted – Morris Employment Agreement	4,821,358
Granted – Partial settlement of Management Rollover Consideration	3,561,469
Forfeited	-
Outstanding – August 15, 2022 (subsequent to the Mergers consummation)	9,353,216

Vested – August 15, 2022 (subsequent to the Mergers consummation)	970,389